UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 29, 2019

Exact name of securitizer as specified in its charter:  Pillar Funding LLC

Commission File Number of securitizer: 025-01714

Central Index Key Number of securitizer: 0001625508

Greg Steinberg, (913) 396-4851
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

 Central Index Key Number of issuing entity (if applicable): ________________
Central Index Key Number of underwriter (if applicable): __________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
No Activity to Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
PILLAR FUNDING LLC (Securitizer)

Date: January 29, 2019	By:	/s/ Greg Steinberg
Name: Greg Steinberg
Title: Authorized Officer